Consolidated Statement Of Profit Or Loss And Other Comprehensive Income ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 INR (₨) ₨ / shares	Mar. 31, 2022 USD ($) $ / shares	Mar. 31, 2021 INR (₨) ₨ / shares		Mar. 31, 2020 INR (₨) ₨ / shares
Income
Revenue	₨ 59,349	$ 782	₨ 48,187		₨ 48,412
Other operating income	2,694	36	80		78
Finance income and fair value change in derivative instruments	2,013	27	3,354		2,179
Other income	5,139	68	2,870		2,634
Total income	69,195	912	54,491		53,303
Expenses
Raw materials and consumables used	324	4	426		530
Employee benefits expense	4,501	59	1,259		951
Depreciation and amortisation	13,764	181	12,026		11,240
Other expenses	9,925	131	7,582		5,665
Finance costs and fair value change in derivative instruments	41,712	550	38,281		35,487
Change in fair value of warrants	690	9
Listing and related expenses	10,512	139
Total expenses	81,428	1,073	59,574		53,873
Profit (loss) from operating activities	(12,233)	(161)	(5,083)		(570)
Share in loss of jointly controlled entities			(45)		(53)
Loss before tax	(12,233)	(161)	(5,128)		(623)
Income tax expense
Current tax	1,167	15	785		486
Deferred tax	2,797	37	2,091		1,714
Adjustment of current tax relating to earlier years	(69)	(1)	28		(42)
Loss for the year	(16,128)	(213)	(8,032)		(2,781)
Other comprehensive income that may be reclassified to profit or loss in subsequent periods (net of tax):
Net gain / (loss) on cash flow hedge reserve	4,201	55	(5,065)		2,220
Net gain / (loss) on cost of hedge reserve	(1,385)	(18)	(539)		(1,000)
Total gain / (loss) on cash flow hedges	2,816	37	(5,603)		1,220
Income tax effect	750	10	1,532		(1,856)
Other comprehensive income, net of tax, cash flow hedges	3,566	47	(4,072)		(636)
Exchange differences on translation of foreign operations	191	3	(2)		14
Other comprehensive income, net of tax, exchange differences on translation	191	3	(2)		14
Net other comprehensive income / (loss) that may be reclassified to profit or loss in subsequent periods (b)	3,757	50	(4,074)		(622)
Other comprehensive income that will not be reclassified to profit or loss in subsequent periods (net of tax):
Re-measurement loss of defined benefit plan	9	0	(8)		(13)
Income tax effect	(3)	0	1		4
Net other comprehensive loss that will not be reclassified to profit or loss in subsequent periods (c)	6	0	(7)		(9)
Total other comprehensive income	3,763	50	(4,081)		(631)
Total comprehensive (loss) / income for the year, net of tax	(12,365)	(163)	(12,113)		(3,412)
Loss attributable to:
Equity holders of the parent	(16,077)	(212)	(7,818)	[1]	(2,696)	[1]
Non-controlling interests	(51)	(1)	(214)		(85)
Loss for the year	(16,128)	(213)	(8,032)		(2,781)
Total comprehensive loss attributable to:
Equity holders of the parent	(12,700)	(167)	(11,965)		(3,265)
Non-controlling interests	335	4	(148)		(147)
Total comprehensive (loss) / income for the year, net of tax	₨ (12,365)	$ (163)	₨ (12,113)		₨ (3,412)
Earnings / (loss) per share
Basic loss attributable to ordinary equity holders of the Parent (in INR and USD) | (per share)	₨ (40.82)	$ (0.54)	₨ (19.49)	[1]	₨ (7.08)	[1]
Diluted loss attributable to ordinary equity holders of the Parent (in INR and USD) | (per share)	₨ (40.82)	$ (0.54)	₨ (19.49)	[1]	₨ (7.08)	[1]

[1]	The earnings per share disclosed for the year ended March 31, 2021 and 2020 is calculated by dividing:
(a)
Profit or loss of RPPL attributable to ordinary shareholders; by
(b)
RPPL's historical weighted average number of ordinary shares outstanding multiplied by the exchange ratio established in the Transaction (i.e., 1 RPPL share to 0.8289 Company Share).